SHORT TERM NOTES, CONVERTIBLE DEBT, AND DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of derivative liabilities and warrant liabilities

	December 31, 2023	December 31, 2022
Note Payable	$2,594,118	$–
Less: Unamortized Discounts and Deferred Financing Costs
Warrants	(557,582)	–
Derivative	(235,628)	–
Deferred financing costs	(675,184)	–
	(1,468,394)	–
	$1,125,724	$–